Liquidity and capital resources - Summary of Consolidated Cash Flows Information (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Cash Flows From Capital Increase [Abstract]
Net cash used in operations	€ (14,633)	€ (16,063)
Net cash (used in)/from investing activities	50	9,090
Net cash (used in)/from financing activities	1,929	97
Effects of exchange rate changes	7	2
Change in Cash and cash equivalents	(12,653)	(6,876)
Change in Short-term investments		(9,197)
Net cash burned over the period	€ (12,646)	€ (16,071)	€ 12,600